Summary of Significant Accounting Policies (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income attributable to ordinary shareholders (in Dollars)	$ 1,751,170	$ 2,569,810
Denominator:
Weighted-average number of ordinary shares outstanding – basic	9,201,374	8,826,374
Outstanding options	742,762	751,012
Potentially dilutive shares from outstanding options	717,557	720,972
Weighted-average number of ordinary shares outstanding – diluted	9,918,931	9,547,346
Earnings per share – basic (in Dollars per share)	$ 0.19	$ 0.29
Earnings per share – diluted (in Dollars per share)	$ 0.18	$ 0.27